Trade and other payables (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Current
Trade payables	$ 208,454	$ 330,622
Deferred revenue	46,129	41,462
Withholding tax payable	1,469	3,555
Payroll and other related statutory liabilities	26,062	46,282
VAT payables	29,951	37,829
Other payables	74,299	72,877
Trade and other payables	386,364	532,627
Non-current
Other payables	5,351	4,629
Trade and other payables, non current	$ 5,351	$ 4,629